Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities

a) The changes in operating assets and liabilities for the years ended December 31, 2014, 2013, and 2012, are as follows:

	Year Ended December 31,
	2014	2013	2012
Accounts receivable	136,660	(77,837)	(132,873)
Prepaid expenses and other assets	(1,618)	(2,386)	19,741
Accounts payable	(17,643)	(10,877)	18,408
Accrued and other liabilities	(56,768)	155,284	(20,485)

	60,631	64,184	(115,209)